Accumulated Other Comprehensive Income - Reclassification (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Amounts reclassified from AOCI to the consolidated statements of operations
Service revenue	$ 3,977,693	$ 3,489,969	$ 3,460,516
Accumulated Other Comprehensive Income | Reclassification out of AOCI
Amounts reclassified from AOCI to the consolidated statements of operations
Service revenue	$ 200	$ 600	$ 1,000